Statements of Cash Flows - USD ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Cash Flows from Operating Activities
Net loss	$ (11,586,292)	$ (4,170,303)
Adjustments to reconcile net loss to net cash and cash equivalents from operating activities:
Depreciation and amortization	751,498	522,257
Amortization of debt issuance costs	182,900	79,000
Impairment expense - property and equipment		15,305
Stock compensation expense	876,295	555,048
Value of common stock issued in exchange for consulting services	1,009,601
Interest expense on notes payable converted to common stock	3,430,858
Changes in operating assets and liabilities which (used) provided cash:
Accounts receivable	10,000	(61,120)
Prepaid expenses and other assets	(72,115)	(124,432)
Deferred revenue	(46,800)	380,000
Accounts payable	27,701	(95,490)
Accrued compensation	137,423	13,841
Accrued and other liabilities	(55,755)	75,792
Net cash and cash equivalents used in operating activities	(5,334,686)	(2,810,102)
Cash Flows from Investing Activities
Purchase of property and equipment	(73,427)	(10,761)
Investment in capitalized software	(768,899)	(784,987)
Net cash and cash equivalents used in investing activities	(842,326)	(795,748)
Cash Flows from Financing Activities
Issuance of common stock – net of offering costs	12,796,229	4,770,222
Issuance of convertible notes payable – net of issuance costs		1,920,600
Net cash and cash equivalents provided by financing activities	12,796,229	6,690,822
Net Increase in Cash and Cash Equivalents	6,619,217	3,084,972
Cash and Cash Equivalents - Beginning of year	4,093,874	1,008,902
Cash and Cash Equivalents - End of year	10,713,091	4,093,874
Significant Noncash Transactions
Acquisition of capitalized software included in accounts payable	95,387	70,803
Conversion of convertible notes payable, including accrued interest of $73,315, into 1,127,872 shares of common stock	2,255,745
Issuance of common stock in exchange for consulting services	$ 1,009,601